Voya Global Bond Fund Expense Example - Class A C I P R R6 T and W Shares [Member] - Voya Global Bond Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 340
Expense Example, with Redemption, 3 Years	595
Expense Example, with Redemption, 5 Years	869
Expense Example, with Redemption, 10 Years	1,653
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	268
Expense Example, with Redemption, 3 Years	585
Expense Example, with Redemption, 5 Years	1,029
Expense Example, with Redemption, 10 Years	2,260
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	429
Expense Example, with Redemption, 10 Years	976
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	431
Expense Example, with Redemption, 5 Years	768
Expense Example, with Redemption, 10 Years	1,720
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	217
Expense Example, with Redemption, 5 Years	380
Expense Example, with Redemption, 10 Years	855
Class W
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	275
Expense Example, with Redemption, 5 Years	501
Expense Example, with Redemption, 10 Years	$ 1,150